Property plant and equipment net	6 Months Ended
Mar. 31, 2025
Property plant and equipment net
Property, plant, and equipment, net

Note 11– Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Machinery and equipment	$2,276,969	$2,356,528
Property and buildings	60,820	740,140
Vehicles	24,491	25,347
Subtotal	2,362,280	3,122,015
Less: accumulated depreciation	(1,266,792)	(1,109,060)
Property and equipment, net	$1,095,488	$2,012,955

Depreciation expense was $248,076 and $718,862 for the six months ended March 31, 2025 and 2024, respectively.